Consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income	Retained earnings.	Total	Non-controlling interest	Total
Opening balance at Dec. 31, 2018	$ 25,040,067	$ 6,607,699	$ 5,138,895	$ 8,380,761	$ 9,970,492	$ 55,137,914	$ 1,969,866	$ 57,107,780
Net profit	0	0	0	0	13,744,011	13,744,011	1,261,144	15,005,155
Release of reserves	0	0	(3,050,703)	0	3,050,703	0	0	0
Dividends declared	0	0	(3,659,386)	0	(9,251,256)	(12,910,642)	(1,010,206)	(13,920,848)
Business combination	0	0	0	0	0	0	1,606,390	1,606,390
Other movements	0	0	0	0	176,608	176,608	(350)	176,258
Appropriation of reserves net, Legal	0	0	1,155,640	0	(1,155,640)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	3,691,130	0	(3,691,130)	0	0	0
Cash flow hedge for future exports	0	0	0	238,331	0	238,331	0	238,331
Hedge of a net investment in a foreign operation	0	0	0	(61,267)	0	(61,267)	0	(61,267)
Cash flow hedge with derivative instruments	0	0	0	34,651	0	34,651	11,800	46,451
Foreign currency translation	0	0	0	29,507	0	29,507	(20,806)	8,701
Remeasurement gains(loss) on defined benefit plans	0	0	0	(1,799,829)	0	(1,799,829)	0	(1,799,829)
Other movements	0	0	0	(175,494)	0	(175,494)	0	(175,494)
Closing balance at Dec. 31, 2019	25,040,067	6,607,699	3,784,658	6,646,660	12,334,706	54,413,790	3,817,838	58,231,628
Net profit	0	0	0	0	1,586,677	1,586,677	1,151,176	2,737,853
Release of reserves	0	0	(540,826)	0	540,826	0	0	0
Dividends declared	0	0	0	0	(7,401,005)	(7,401,005)	(1,425,586)	(8,826,591)
Change in participation in subsidiaries	0	0	0	0	0	0	249	249
Appropriation of reserves net, Legal	0	0	1,325,148	0	(1,325,148)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	4,557,074	0	(4,557,074)	0	0	0
Cash flow hedge for future exports	0	0	0	(722)	0	(722)	0	(722)
Hedge of a net investment in a foreign operation	0	0	0	(364,343)	0	(364,343)	0	(364,343)
Cash flow hedge with derivative instruments	0	0	0	40,443	0	40,443	14,629	55,072
Foreign currency translation	0	0	0	1,528,803	0	1,528,803	41,193	1,569,996
Remeasurement gains(loss) on defined benefit plans	0	0	0	96,221	0	96,221	0	96,221
Other movements								0
Closing balance at Dec. 31, 2020	25,040,067	6,607,699	9,635,136	7,947,062	669,900	49,899,864	3,599,499	53,499,363
Net profit	0	0	0	0	15,649,143	15,649,143	1,981,411	17,630,554
Release of reserves	0	0	(5,066,156)	0	5,066,156	0	0	0
Dividends declared	0	0	0	0	(698,984)	(698,984)	(2,008,840)	(2,707,824)
Business combination	0	0	0	0	0	0	18,973,080	18,973,080
Change in participation in subsidiaries	0	0	0	0	228,692	228,692	(596,394)	(367,702)
Equity restitution	0	0	0	0	0	0	(14,824)	(14,824)
Appropriation of reserves net, Legal	0	0	168,808	0	(168,808)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	5,377,359	0	(5,377,359)	0	0	0
Cash flow hedge for future exports	0	0	0	(808,777)	0	(808,777)	0	(808,777)
Hedge of a net investment in a foreign operation	0	0	0	(2,869,539)	0	(2,869,539)	(1,871)	(2,871,410)
Cash flow hedge with derivative instruments	0	0	0	(105,048)	0	(105,048)	(30,618)	(135,666)
Foreign currency translation	0	0	0	5,812,213	0	5,812,213	159,336	5,971,549
Sale of joint ventures	0	0	0	(361,728)	0	(361,728)	0	(361,728)
Remeasurement gains(loss) on defined benefit plans	0	0	0	1,743,711	0	1,743,711	33,446	1,777,157
Other movements								0
Closing balance at Dec. 31, 2021	$ 25,040,067	$ 6,607,699	$ 10,624,229	$ 11,357,894	$ 14,859,658	$ 68,489,547	$ 22,094,225	$ 90,583,772